Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents balance

	December 31, 2018		December 31, 2019
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	4,707,868	4,707,868	2,154,711	2,154,711
US$	188,869	1,296,284	229,198	1,598,931
Others	N/A	79	N/A	139,896
Total		6,004,231		3,893,538